Income Tax - Deferred income tax assets and liabilities (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of deferred taxes [Line Items]
Deferred Taxes		$ 8,876,228	$ 6,213,396
Changes Recognized In [Abstract]
Consolidated statement of profit or loss	$ (13,364,804)	5,741,861
Other comprehensive income	(2,625,558)	(3,122,236)
Consolidation with subsidiaries		43,207
Deferred tax assets	14,907,077	24,279,544
Offsetting	(13,427,744)	(15,343,937)
Net deferred tax assets	1,479,333	8,935,607
Deferred tax liabilities	(22,021,211)	(15,403,316)
Offsetting	13,427,744	15,343,937
Net deferred tax liabilities	(8,593,467)	(59,379)
Allowance for loans losses [member]
Disclosure of deferred taxes [Line Items]
Deferred Taxes		6,915,790	9,173,949
Changes Recognized In [Abstract]
Consolidated statement of profit or loss	(496,798)	(2,261,342)
Consolidation with subsidiaries		3,183
Deferred tax assets	6,418,992	6,915,790
Provisions [member]
Disclosure of deferred taxes [Line Items]
Deferred Taxes		3,789,777	4,170,029
Changes Recognized In [Abstract]
Consolidated statement of profit or loss	330,943	(380,252)
Deferred tax assets	4,120,720	3,789,777
Loan Commissions [member]
Disclosure of deferred taxes [Line Items]
Deferred Taxes		415,331	263,066
Changes Recognized In [Abstract]
Consolidated statement of profit or loss	92,518	152,265
Deferred tax assets	507,849	415,331
Expenses capitalized for tax purpose [member]
Disclosure of deferred taxes [Line Items]
Deferred Taxes		(1,274,635)	(422,470)
Changes Recognized In [Abstract]
Consolidated statement of profit or loss	(912,340)	(852,165)
Deferred tax liabilities	(2,186,975)	(1,274,635)
Property and equipment [member]
Disclosure of deferred taxes [Line Items]
Deferred Taxes		(10,107,925)	(11,813,167)
Changes Recognized In [Abstract]
Consolidated statement of profit or loss	(3,996,067)	1,705,242
Deferred tax liabilities	(14,103,992)	(10,107,925)
Investments in debt securities and equity instruments [member]
Disclosure of deferred taxes [Line Items]
Deferred Taxes		(4,020,756)	(4,207,214)
Changes Recognized In [Abstract]
Consolidated statement of profit or loss	916,070	3,273,154
Other comprehensive income	(2,625,558)	(3,122,236)
Consolidation with subsidiaries		35,540
Deferred tax liabilities	(5,730,244)	(4,020,756)
Derivatives [member]
Disclosure of deferred taxes [Line Items]
Deferred Taxes		16,907	23,017
Changes Recognized In [Abstract]
Consolidated statement of profit or loss	(3,839)	(6,110)
Deferred tax assets	13,068	16,907
Inflation adjustment [member]
Disclosure of deferred taxes [Line Items]
Deferred Taxes		13,140,814	9,026,924
Changes Recognized In [Abstract]
Consolidated statement of profit or loss	(9,447,713)	4,113,890
Deferred tax assets	3,693,101	13,140,814
Unused tax losses [member]
Changes Recognized In [Abstract]
Consolidated statement of profit or loss	152,534
Deferred tax assets	152,534
Others [Member]
Disclosure of deferred taxes [Line Items]
Deferred Taxes		925	$ (738)
Changes Recognized In [Abstract]
Consolidated statement of profit or loss	(112)	(2,821)
Consolidation with subsidiaries		4,484
Deferred tax assets	$ 813	$ 925